CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Cash flows from operating activities:
Net loss	$ (20,781,744)	(128,942,408)	(562,916,605)	(559,826,125)
Adjustments for:
(Gain) loss on disposal of property, equipment and software	217,092	1,346,972	13,137	(140,163)
Gain on disposal of subsidiaries	(26,656,413)	(165,392,382)	0	0
Employee compensation charge relating to the issuance of redeemable noncontrolling interest	2,100,828	13,034,797	0	0
Impairment on intangible assets	0	0	3,825,243	569,139
Impairment on investments	0	0	41,701,985	3,243,744
Impairment on available-for-sales investment	0	0	6,268,900	0
Impairment on equipment	0	0	1,899,803	0
Impairment on other long-lived assets and allowance(reversal of allowance) of long-term receivables	(2,889,431)	(17,927,763)	29,741,076	0
Impairment on upfront prepaid royalties and deferred costs	0	0	13,096,101	865,340
Depreciation and amortization of property, equipment and software	2,524,834	15,665,588	19,035,455	20,266,129
Amortization of land use right	309,595	1,920,911	1,920,909	1,920,911
Amortization of intangible assets	4,650,499	28,854,483	23,015,765	10,662,892
Share of loss in equity investments	598,351	3,712,530	2,375,826	6,347,447
Investment income from cost method investment	(184,114)	(1,142,353)	0	0
Gain on disposal of investment in equity investee and available-for-sales investment	(5,343,366)	(33,153,452)	0	(15,725,792)
Allowance for doubtful accounts	12,289	76,246	377,877	26,834
Impairment on other assets	573,098	3,555,845	846,548	2,045,397
Loss on termination of R&D VIE arrangements	0	0	0	18,093,999
Exchange loss (gain)	497,470	3,086,602	(1,507,157)	(1,898,715)
Employee share-based compensation expense	591,867	3,672,300	29,237,416	37,378,374
Change in accounts receivable	1,169,632	7,257,096	(3,894,295)	(6,903,864)
Change in advance to suppliers	0	0	(3,277,573)	(151,783)
Change in prepayments and other current assets	(284,946)	(1,767,972)	23,085,521	(11,418,586)
Change in prepaid royalties	786,284	4,878,579	(453,785)	(165,712)
Change in deferred costs	9,424	58,472	(1,867,820)	1,002,138
Change in other long-lived assets	1,246,184	7,732,074	13,115,217	3,263,426
Change in accounts payable	(1,467,400)	(9,104,630)	8,665,354	(241,324)
Change in amounts due to related party	242,594	1,505,203	4,799,753	0
Change in other taxes payable	(49,386)	(306,421)	(2,735,038)	(2,996,695)
Change in advances from customers	(332,477)	(2,062,884)	1,017,996	(3,062,517)
Change in deferred revenue	51,850	321,706	(142,057)	3,908,307
Change in other payables and accruals	(963,244)	(5,976,545)	(4,815,188)	3,747,136
Net cash used in operating activities	(43,370,630)	(269,097,406)	(357,569,636)	(489,190,063)
Cash flows from investing activities
Decrease (Increase) in restricted cash	112,820	700,000	37,959	(737,959)
Purchase of short term investment	0	0	0	(877,350)
Proceeds from disposal of short term investment	0	0	877,350	0
Net cash disposed of upon deconsolidation of VIEs	0	0	0	(6,413,031)
Proceeds from disposal of subsidiaries	26,386,191	163,715,759	0	0
Proceeds from disposal of cost method investee	0	0	5,469,593	10,256,199
Proceeds from disposal of equity method investees	4,035,846	25,040,812	0	0
Investment income from cost method investment	184,114	1,142,353	0	0
Proceeds from disposal of available-for-sale investment	1,011,238	6,274,326
Cash paid to acquire equity investees and available-for-sale investments	0	0	(9,158,160)	(13,557,840)
Extension of loans receivable	(846,146)	(5,250,000)	(4,500,000)	(5,250,000)
Collection of loans receivable	846,146	5,250,000	4,500,000	3,000,000
Proceeds from disposal of property, equipment and software	185,162	1,148,851	146,500	1,619,951
Proceeds from refund of Investment	0	0	7,252,493	29,098,880
Refund of upfront license fees	322,341	2,000,000	0	0
Refund of long-term receivables	322,341	2,000,000	0	0
Prepayment and deposits paid for property, equipment and software	0	0	0	(4,295,338)
Purchase of property, equipment and software	(688,245)	(4,270,284)	(7,057,543)	(27,558,433)
Purchase of intangible assets	0	0	(500,000)	(7,457,601)
Net cash used in investing activities	31,871,808	197,751,817	(2,931,808)	(22,172,522)
Cash flows from financing activities:
Proceeds from stock option exercises	130,973	812,635	4,304,447	917,622
Proceeds from exercises of stock options of a subsidiary	99,392	616,688	32,603	3,923
Issuance of redeemable noncontrolling interest	19,060,404	118,262,180	0	0
Repurchase of ADSs	0	0	(29,030,699)	(839,541)
Payment for accounts payable related to purchase of intangible assets	(3,137,971)	(19,469,853)	(13,995,293)	(7,166,649)
Net cash provided by (used in) financing activities	16,152,798	100,221,650	(38,688,942)	(7,084,645)
Effect of foreign exchange rate changes on cash and cash equivalents	(706,083)	(4,380,962)	1,898,778	1,000,211
Net change in cash and cash equivalents	3,947,893	24,495,099	(397,291,608)	(517,447,019)
Cash and cash equivalents, beginning of year	25,301,745	156,987,201	554,278,809	1,071,725,828
Cash and cash equivalents, end of year	29,249,638	181,482,300	156,987,201	554,278,809
Supplemental disclosure of non-cash investing and financing activities:
Accrual related to purchase of property, equipment and software	281,578	1,747,081	2,085,286	2,647,168
Accrual related to purchase of intangible assets and related withholding taxes	5,927,194	36,775,866	56,109,371	72,854,780
Receivable on refund of investment in an equity investee	0	0	0	7,252,493
Receivable on loan	725,268	4,500,000	0	0
Receivable related to the disposition of a subsidiary	$ 2,055,020	12,750,575	0	0